Stock Compensation Expenses - Schedule of Common Stock Issued to Consultants as Advisory Shares (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)		$ 1.39	$ 3.41
Unvested shares in the beginning	65,143	93,134
Shares granted during the year	41,639	149,034	845,592
Option vested	47,387	177,025	3,382,368
Unvested shares at the end of the period	59,395	65,143	93,134
1-Jun-23 [Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)		$ 8.15
Unvested shares in the beginning		5,000
Shares granted during the year
Option vested		5,000
Unvested shares at the end of the period			5,000
31-Oct-23 [Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)	$ 8.99	$ 8.99
Unvested shares in the beginning	39,147	52,963
Shares granted during the year
Option vested	3,454	13,816
Unvested shares at the end of the period	35,693	39,147	52,963
31-Oct-23 (One) [Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)	$ 8.99	$ 8.99
Unvested shares in the beginning	5,270	7,130
Shares granted during the year
Option vested	465	1,860
Unvested shares at the end of the period	4,805	5,270	7,130
31-Oct-23 (Two) [Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)	$ 8.99	$ 8.99
Unvested shares in the beginning	4,193	5,673
Shares granted during the year
Option vested	370	1,480
Unvested shares at the end of the period	3,823	4,193	5,673
31-Oct-23 (Three) [Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)	$ 8.99	$ 8.99
Unvested shares in the beginning	16,533	22,368
Shares granted during the year
Option vested	1,459	5,835
Unvested shares at the end of the period	15,074	16,533	22,368
1-Mar-24 [Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)		$ 6.75
Unvested shares in the beginning
Shares granted during the year		15,000
Option vested		15,000
Unvested shares at the end of the period
21-Aug-24 [Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)		$ 0.32
Unvested shares in the beginning
Shares granted during the year		10,000
Option vested		10,000
Unvested shares at the end of the period
31-Aug-24 One[Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)		$ 0.32
Unvested shares in the beginning
Shares granted during the year		50,000
Option vested		50,000
Unvested shares at the end of the period
31-Aug-24 Two [Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)		$ 0.32
Unvested shares in the beginning
Shares granted during the year		50,000
Option vested		50,000
Unvested shares at the end of the period
31-Aug-24 Three [Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)		$ 0.32
Unvested shares in the beginning
Shares granted during the year		5,000
Option vested		5,000
Unvested shares at the end of the period
31-Aug-24 Four [Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)		$ 0.32
Unvested shares in the beginning
Shares granted during the year		10,000
Option vested		10,000
Unvested shares at the end of the period
2-Dec-24 [Member]
Schedule of Common Stock Issued to Consultants as Advisory Shares [Line Items]
Fair value on grant date (in Dollars per share)		$ 3.32
Unvested shares in the beginning
Shares granted during the year		9,034
Option vested		9,034
Unvested shares at the end of the period